NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss						$ (25,643,000)	$ (51,981,000)	$ (35,292,000)
Denominator - basic and diluted:
Basic and diluted weighted average shares outstanding, common stock	5,097,044		4,646,706	5,246,865		669,534	669,534	254,679
Basic and diluted net income per share	$ 0.00		$ 0.00	$ 0.00		$ (38.30)	$ (77.64)	$ (138.57)
Net Income	$ (7,705,427)		$ 4,092,424	$ (4,662,223)
Airspan [Member]
Denominator - basic and diluted:
Basic and diluted weighted average shares outstanding, common stock	670,043,000	669,534,000		669,839,000	669,534,000	669,534,000	669,534,000	254,679,000
Basic and diluted net income per share	$ (15.55)	$ (16.51)		$ (35.78)	$ (35.95)	$ (38.30)	$ (77.64)	$ (138.57)
Net Income	$ (10,418,000)	$ (11,053,000)		$ (23,967,000)	$ (24,068,000)	$ (25,643,000)	$ (51,981,000)	$ (35,292,000)